INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2014
INVENTORIES, NET [Abstract]
Schedule of Inventories, Net
	2014	2013
Finished goods	$321	$321
Raw materials and packaging	113	121
Work in process	2	3
LIFO allowances	(36)	(40)
Allowances for obsolescence	(14)	(11)
Total	$386	$394